TOUCHSTONE STRATEGIC TRUST
Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Growth Opportunities Fund
Touchstone Mid Cap Growth Fund
Touchstone Non-US Equity Fund
Touchstone Sands Capital Emerging Markets Growth Fund
Touchstone Strategic Income Fund
(collectively the “Funds”)
Supplement dated March 26, 2025 to the Funds’ Statement of Additional Information (“SAI”) dated July 29, 2024
Effective April 1, 2025, the reference to Cowen and Company LLC in the fourth paragraph of the Brokerage Transactions section on page 64 of the SAI of the Funds is deleted and replaced with Capital Institutional Services, Inc.
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Please contact your financial adviser or Touchstone at 800.543.0407 if you have any questions.
P.O. Box 534467 Pittsburgh, PA 15253-4467
Ph: 800.543.0407 TouchstoneInvestments.com
Touchstone Mutual Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group
Please retain this Supplement for future reference.

TSF-4521-2503